Lease (Details) - Schedule of Operating Leases - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Schedule of Operating Leases [Abstract]
Right-of-use assets, net	$ 457,292	$ 357,007
Operating lease liabilities - current	352,167	260,728
Operating lease liabilities - non-current	139,820	109,956
Total operating lease liabilities	$ 491,987	$ 370,684